Share based compensation reserve - Summary of Awards (Details) - Restricted Stock1 [Member]	9 Months Ended
Sep. 30, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	4,927,000
New awards granted in the period (in shares)	481,600
Forfeitures in the period (in shares)	(450,000)
Number of other equity instruments outstanding (in shares)	4,958,600
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	3,837,000
New awards granted in the period (in shares)	0
Forfeitures in the period (in shares)	(375,000)
Number of other equity instruments outstanding (in shares)	3,462,000
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,090,000
New awards granted in the period (in shares)	0
Forfeitures in the period (in shares)	(75,000)
Number of other equity instruments outstanding (in shares)	1,015,000
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	0
New awards granted in the period (in shares)	481,600
Forfeitures in the period (in shares)	0
Number of other equity instruments outstanding (in shares)	481,600